Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - 94.5%
Basic Materials - 1.2%
Ecolab, Inc., 2.7000%, 11/1/26 $ 410,000 $ 403,171
Communications - 2.8%
Amazon.com, Inc., 3.0000%, 4/13/25 117,000 117,282
Comcast Corp., 4.1500%, 10/15/28 87,000 89,194
Comcast Corp., 3.9990%, 11/1/49 227,000 205,266
FactSet Research Systems, Inc., 2.9000%, 3/1/27 73,000 70,212
FactSet Research Systems, Inc., 3.4500%, 3/1/32 132,000 119,671
Netflix, Inc., 3.6250%, 6/15/25 (144A) 101,000 99,418
Netflix, Inc., 4.8750%, 6/15/30 (144A) 206,000 203,218
904,261
Consumer, Cyclical - 5.8%
Aptiv plc, 4.3500%, 3/15/29 78,000 75,249
General Motors Financial Co., Inc., 3.1000%, 1/12/32 77,000 64,463
Hasbro, Inc., 3.5000%, 9/15/27 209,000 201,441
Hasbro, Inc., 5.1000%, 5/15/44 205,000 190,883
Home Depot, Inc. (The), 2.7000%, 4/1/23 368,000 366,759
Home Depot, Inc. (The), 2.8750%, 4/15/27 27,000 26,747
Home Depot, Inc. (The), 3.2500%, 4/15/32 46,000 44,824
Lithia Motors, Inc., 3.8750%, 6/1/29 (144A) 55,000 48,936
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 226,000 205,095
Lowe's Cos., Inc., 3.7500%, 4/1/32 34,000 32,997
Lowe's Cos., Inc., 4.2500%, 4/1/52 96,000 86,895
Marriott International, Inc., 4.1500%, 12/1/23 95,000 95,569
Marriott International, Inc., 4.0000%, 4/15/28 93,000 90,293
Whirlpool Corp., 4.0000%, 3/1/24 152,000 152,781
Whirlpool Corp., 4.6000%, 5/15/50 213,000 190,181
1,873,113
Consumer, Non-cyclical - 25.2%
Abbott Laboratories, 2.9500%, 3/15/25 261,000 260,166
Abbott Laboratories, 6.1500%, 11/30/37 93,000 114,557
AbbVie, Inc., 2.9000%, 11/6/22 27,000 26,977
AbbVie, Inc., 2.9500%, 11/21/26 114,000 111,223
AbbVie, Inc., 3.2000%, 11/21/29 113,000 107,826
AbbVie, Inc., 4.2500%, 11/21/49 120,000 112,692
Amgen, Inc., 2.3000%, 2/25/31 100,000 88,636
Amgen, Inc., 2.7700%, 9/1/53 151,000 107,339
Boston Scientific Corp., 1.9000%, 6/1/25 110,000 104,875
Boston Scientific Corp., 2.6500%, 6/1/30 150,000 136,245
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 183,000 186,996
Centene Corp., 4.2500%, 12/15/27 81,000 79,584
Centene Corp., 2.6250%, 8/1/31 162,000 138,144
Cigna Corp., 3.0000%, 7/15/23 79,000 78,639
Cigna Corp., 2.3750%, 3/15/31 141,000 124,536
Cigna Corp., 3.4000%, 3/15/50 297,000 242,919
Coca-Cola Co. (The), 2.9000%, 5/25/27 131,000 129,829
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 173,164
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 223,000 183,386
CSL Finance plc, 3.8500%, 4/27/27 (144A) 45,000 45,278
CSL Finance plc, 4.2500%, 4/27/32 (144A) 112,000 114,211
CSL Finance plc, 4.6250%, 4/27/42 (144A) 210,000 210,318
CVS Health Corp., 3.3750%, 8/12/24 154,000 153,911
CVS Health Corp., 3.7500%, 4/1/30 203,000 197,706
CVS Health Corp., 4.1250%, 4/1/40 303,000 279,118

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Elevance Health, Inc., 1.5000%, 3/15/26 $ 80,000 $ 74,558
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 125,602
Elevance Health, Inc., 3.6000%, 3/15/51 90,000 77,109
General Mills, Inc., 2.2500%, 10/14/31 206,000 177,813
GlaxoSmithKline Capital plc, 3.0000%, 6/1/24 236,000 236,227
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A) 250,000 241,685
HCA, Inc., 5.2500%, 6/15/26 87,000 88,278
HCA, Inc., 4.1250%, 6/15/29 92,000 88,537
HCA, Inc., 3.5000%, 9/1/30 172,000 156,948
HCA, Inc., 5.2500%, 6/15/49 113,000 106,080
Humana, Inc., 3.1500%, 12/1/22 349,000 348,986
Humana, Inc., 3.1250%, 8/15/29 95,000 88,728
Humana, Inc., 3.9500%, 8/15/49 85,000 74,826
Illumina, Inc., 0.5500%, 3/23/23 102,000 99,717
Illumina, Inc., 2.5500%, 3/23/31 162,000 136,538
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 74,000 60,339
JBS USA LUX SA, 4.3750%, 2/2/52 (144A) 100,000 75,788
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 201,000 178,354
Medtronic, Inc., 4.0000%, 4/1/43 71,000 67,624
Novartis Capital Corp., 2.2000%, 8/14/30 106,000 97,833
Novartis Capital Corp., 2.7500%, 8/14/50 139,000 114,347
PayPal Holdings, Inc., 2.6500%, 10/1/26 194,000 188,998
PayPal Holdings, Inc., 3.2500%, 6/1/50 91,000 72,057
PepsiCo, Inc., 3.9000%, 7/18/32 160,000 165,428
Pfizer, Inc., 2.9500%, 3/15/24 156,000 156,079
Pfizer, Inc., 3.6000%, 9/15/28 89,000 91,089
Pfizer, Inc., 4.2000%, 9/15/48 127,000 130,037
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 112,000 105,341
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 83,000 75,103
S&P Global, Inc., 2.3000%, 8/15/60 181,000 117,660
Sysco Corp., 6.6000%, 4/1/40 147,000 175,317
UnitedHealth Group, Inc., 3.5000%, 2/15/24 155,000 155,883
UnitedHealth Group, Inc., 3.7000%, 5/15/27 79,000 80,678
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 82,526
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 83,726
Verisk Analytics, Inc., 3.6250%, 5/15/50 248,000 200,600
8,104,714
Energy - 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 23,000 21,539
Enbridge, Inc., 2.5000%, 8/1/33 193,000 163,655
185,194
Financial - 36.3%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 310,000 275,450
Alexandria Real Estate Equities, Inc., 3.8000%, 4/15/26 187,000 186,034
Alexandria Real Estate Equities, Inc., 2.9500%, 3/15/34 197,000 171,477
American Express Co., 3.3750%, 5/3/24 208,000 207,661
American Express Co., 4.0500%, 5/3/29 208,000 210,020
American Homes 4 Rent LP, 3.3750%, 7/15/51 205,000 146,087
American Tower Corp., 2.4000%, 3/15/25 79,000 75,723
American Tower Corp., 3.1000%, 6/15/50 168,000 122,944
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 2.0000%, 4.1750%, 3/24/28
‡
375,000 360,688
Bank of America Corp., 5.2000%, 6/1/23
μ
228,000 218,474

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., SOFR + 1.0600%, 2.0870%, 6/14/29
‡
$ 145,000 $ 128,072
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
315,000 264,487
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 174,012
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
197,000 174,517
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 88,906
BlackRock, Inc., 3.2000%, 3/15/27 284,000 284,403
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
200,000 171,169
Boston Properties LP, 4.5000%, 12/1/28 85,000 84,822
Boston Properties LP, 2.5500%, 4/1/32 206,000 170,369
Brown & Brown, Inc., 4.9500%, 3/17/52 95,000 86,808
Charles Schwab Corp. (The), 3.2000%, 3/2/27 92,000 91,025
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
163,000 137,939
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
202,000 175,676
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 63,114
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.1680%, 3.8780%, 1/24/39
‡
87,000 78,329
CME Group, Inc., 3.7500%, 6/15/28 272,000 276,167
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A) 205,000 184,420
Cooperatieve Rabobank UA, 3.7500%, 7/21/26 481,000 468,362
Corebridge Financial, Inc., 3.8500%, 4/5/29 (144A) 34,000 32,300
Crown Castle International Corp., 2.9000%, 4/1/41 126,000 95,393
Digital Realty Trust LP, 4.4500%, 7/15/28 124,000 123,160
Equinix, Inc., 1.5500%, 3/15/28 105,000 91,400
Equinix, Inc., 3.4000%, 2/15/52 138,000 104,694
Goldman Sachs Group, Inc. (The), 2.6400%, 2/24/28 156,000 145,376
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
172,000 153,693
Healthpeak Properties, Inc., 1.3500%, 2/1/27 274,000 244,681
Healthpeak Properties, Inc., 2.8750%, 1/15/31 2,000 1,785
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
205,000 181,752
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
228,000 207,853
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
312,000 278,903
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 205,489
Lloyds Banking Group plc, 4.6500%, 3/24/26 483,000 477,069
Mastercard, Inc., 3.3750%, 4/1/24 260,000 261,392
Mastercard, Inc., 3.5000%, 2/26/28 89,000 89,684
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.7000%, 4.7880%, 7/18/25
‡
234,000 236,528
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
313,000 279,578
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
261,000 211,161
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 183,082
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 549,000 467,700
NatWest Group plc, 3.8750%, 9/12/23 200,000 199,616
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
449,000 365,533
PNC Financial Services Group, Inc. (The), 2.6000%, 7/23/26 135,000 129,919
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 98,000 87,667
Raymond James Financial, Inc., 3.7500%, 4/1/51 182,000 152,897
Rocket Mortgage LLC, 4.0000%, 10/15/33 (144A) 110,000 88,882
State Street Corp., ICE LIBOR USD 3 Month + 0.7700%, 3.7760%, 12/3/24
‡
234,000 235,045
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 221,458
SVB Financial Group, 1.8000%, 2/2/31 216,000 170,005
Toronto-Dominion Bank (The), 3.5000%, 7/19/23 312,000 312,553
Truist Bank, 2.2500%, 3/11/30 418,000 358,690

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Visa, Inc., 2.8000%, 12/14/22 $ 156,000 $ 156,027
Visa, Inc., 2.0000%, 8/15/50 92,000 64,880
11,693,000
Industrial - 6.9%
Canadian Pacific Railway Co., 1.7500%, 12/2/26 207,000 192,346
FedEx Corp., 3.2500%, 4/1/26 132,000 131,689
FedEx Corp., 3.2500%, 5/15/41 200,000 163,370
Johnson Controls International plc, 1.7500%, 9/15/30 323,000 272,238
Norfolk Southern Corp., 3.1500%, 6/1/27 94,000 91,442
Norfolk Southern Corp., 2.3000%, 5/15/31 23,000 20,514
Otis Worldwide Corp., 2.0560%, 4/5/25 201,000 191,859
Otis Worldwide Corp., 2.5650%, 2/15/30 2,000 1,789
Trane Technologies Luxembourg Finance SA, 3.5500%, 11/1/24 251,000 248,835
Trimble, Inc., 4.9000%, 6/15/28 263,000 264,254
Waste Management, Inc., 2.4000%, 5/15/23 173,000 171,892
Waste Management, Inc., 2.5000%, 11/15/50 96,000 67,483
Westinghouse Air Brake Technologies Corp., 3.4500%, 11/15/26 194,000 184,316
Xylem, Inc., 1.9500%, 1/30/28 125,000 112,586
Xylem, Inc., 4.3750%, 11/1/46 121,000 112,083
2,226,696
Technology - 12.3%
Adobe, Inc., 3.2500%, 2/1/25 358,000 359,379
Advanced Micro Devices, Inc., 3.9240%, 6/1/32 80,000 81,381
Apple, Inc., 3.0000%, 11/13/27 83,000 82,645
Apple, Inc., 2.7000%, 8/5/51 254,000 199,429
Apple, Inc., 2.8500%, 8/5/61 226,000 175,305
Autodesk, Inc., 3.5000%, 6/15/27 187,000 184,407
Autodesk, Inc., 2.8500%, 1/15/30 96,000 87,215
Broadcom Corp., 3.8750%, 1/15/27 92,000 91,041
Marvell Technology, Inc., 2.9500%, 4/15/31 408,000 352,087
Micron Technology, Inc., 4.1850%, 2/15/27 145,000 144,643
Microsoft Corp., 2.3750%, 5/1/23 468,000 465,563
NVIDIA Corp., 1.5500%, 6/15/28 207,000 187,780
NXP BV, 2.7000%, 5/1/25 138,000 132,926
Oracle Corp., 2.8750%, 3/25/31 38,000 32,749
Oracle Corp., 3.9500%, 3/25/51 125,000 96,814
Salesforce, Inc., 2.9000%, 7/15/51 161,000 128,704
Salesforce, Inc., 3.0500%, 7/15/61 98,000 76,930
Take-Two Interactive Software, Inc., 3.3000%, 3/28/24 335,000 333,013
TSMC Arizona Corp., 3.8750%, 4/22/27 200,000 200,371
TSMC Arizona Corp., 4.1250%, 4/22/29 200,000 201,756
VMware, Inc., 4.5000%, 5/15/25 167,000 168,805
VMware, Inc., 4.7000%, 5/15/30 84,000 82,429
Workday, Inc., 3.5000%, 4/1/27 37,000 36,331
Workday, Inc., 3.7000%, 4/1/29 28,000 27,014
Workday, Inc., 3.8000%, 4/1/32 43,000 41,037
3,969,754
Utilities - 3.4%
AES Corp. (The), 1.3750%, 1/15/26 102,000 92,113
American Water Capital Corp., 3.8500%, 3/1/24 95,000 95,248
American Water Capital Corp., 2.3000%, 6/1/31 8,000 7,048
American Water Capital Corp., 3.2500%, 6/1/51 135,000 108,503
Dominion Energy, Inc., 2.2500%, 8/15/31 213,000 183,329

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
NextEra Energy Capital Holdings, Inc., 0.6500%, 3/1/23 $ 158,000 $ 155,551
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 270,000 241,983
NextEra Energy Capital Holdings, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.5470%, 3.8000%, 3/15/82
‡
144,000 119,467
Xcel Energy, Inc., 4.6000%, 6/1/32 85,000 88,089
1,091,331
Total Corporate Bonds (cost $34,349,834) 30,451,234
Investment Companies - 3.9%
Money Market Funds - 3.9%
Federated Hermes Government Obligations Tax-Managed Fund, 1.4300%
∞
(cost
$1,248,024) 1,248,024 1,248,024
Total Investments (total cost $35,597,858 ) - 98.4% 31,699,258
Cash, Receivables and Other Assets, net of Liabilities - 1.6% 505,317
Net Assets - 100.0% $32,204,575
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 26,577,739 83.8%
United Kingdom 1,648,252 5.2
Canada 668,554 2.1
Australia 652,120 2.1
Netherlands 601,288 1.9
Spain 360,688 1.1
Ireland 350,699 1.1
Luxembourg 248,835 0.8
Japan 236,528 0.8
Mexico 183,386 0.6
France 171,169 0.5
Total $ 31,699,258 100.0%
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury Long Bond 26 9/21/22 $ 3,744,000 $ 87,158
U.S. Treasury Ultra Bond 10 9/21/22 1,583,125 29,996
Total - Futures Long 117,154
Futures Short:
U.S. Treasury 10 Year Note 5 9/21/22 (605,703) (5,787)
U.S. Treasury 10 Year Ultra Bond 33 9/21/22 (4,331,250) (76,991)
U.S. Treasury 2 Year Note 11 9/30/22 (2,315,070) (10,542)
U.S. Treasury 5 Year Note 34 9/30/22 (3,866,703) (43,737)
Total - Futures Short (137,057)
Total $(19,903)

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 $ 1,600,000 $ (16,146) $ 9,473 $ (6,673)
Average ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2022
Futures contracts:
Average notional amount of contracts - long $7,248,885
Average notional amount of contracts - short 9,774,411
Credit default swaps:
Average notional amount - buy protection 347,222

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2022.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2022
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2022 is $2,429,201 which represents 7.5% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds $ — $ 30,451,234 $ —
Investment Companies 1,248,024 — —
Total Investments in Securities $ 1,248,024 $ 30,451,234 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 117,154 $ — $ —
Total Assets $ 1,365,178 $ 30,451,234 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 6,673 $ —
Futures Contracts 137,057 — —
Total Liabilities $ 137,057 $ 6,673 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70443 09-22